Consolidated Balance Sheets (Unaudited) (Parenthetical) - USD ($) $ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Assets
RMBS, pledged assets available-for-sale		$ 1,444,649	$ 2,419,539
Investments in Servicing Related pledged assets at fair value	[1]	$ 177,261	$ 291,111
Stockholders' Equity
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01
Common stock, shares authorized (in shares)		500,000,000	500,000,000
Common stock, shares issued (in shares)		17,076,858	16,660,655
Common stock, shares outstanding (in shares)		17,076,858	16,660,655
Series A Preferred Stock [Member]
Stockholders' Equity
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, shares issued (in shares)		2,781,635	2,781,635
Preferred stock, shares outstanding (in shares)		2,781,635	2,781,635
Preferred stock, liquidation preference		$ 69,541	$ 69,541
Series B Preferred Stock [Member]
Stockholders' Equity
Preferred stock, par value (in dollars per share)		$ 0.01	$ 0.01
Preferred stock, shares authorized (in shares)		100,000,000	100,000,000
Preferred stock, shares issued (in shares)		2,000,000	2,000,000
Preferred stock, shares outstanding (in shares)		2,000,000	2,000,000
Preferred stock, liquidation preference		$ 50,000	$ 50,000

[1]	Carrying value approximates the fair value of the pools (see Note 9).